Application of New and Revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRS”) - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective (Details)
6 Months Ended
Jun. 30, 2025
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’
Effective date issued by IASB	To be determined by IASB
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’
Effective date issued by IASB	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11 [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Annual improvements to IFRS Accounting Standards–Volume 11
Effective date issued by IASB	January 1, 2026
IFRS 19, ’Subsidiaries without public accountability: disclosures’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 19, ‘Subsidiaries without public accountability: disclosures’
Effective date issued by IASB	January 1, 2027
IFRS 18, ‘Presentation and disclosure in financial statements’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, ‘Presentation and disclosure in financial statements’
Effective date issued by IASB	January 1, 2027